Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount
Total Fee Amount	55,240.00
Total Offset Amount	14,907.60
Net Fee	$ 40,332.40